UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.805758.108

ALSF-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.1%
Auto Components - 1.5%
Delphi Automotive PLC	136,700	$ 4,195
Exide Technologies (a)	3,282,263	9,453
Tenneco, Inc. (a)	630,300	19,432
TRW Automotive Holdings Corp. (a)	377,100	17,237
		50,317
Automobiles - 3.5%
Daimler AG (United States)	153,600	8,474
Ford Motor Co.	5,662,867	63,877
General Motors Co. (a)	1,378,683	31,710
General Motors Co.:
warrants 7/10/16 (a)	365,056	5,144
warrants 7/10/19 (a)	365,056	3,402
		112,607
Diversified Consumer Services - 4.3%
Service Corp. International (f)	11,469,312	132,815
Stewart Enterprises, Inc. Class A	1,163,232	7,352
		140,167
Hotels, Restaurants & Leisure - 0.7%
Ameristar Casinos, Inc.	89,900	1,616
Penn National Gaming, Inc. (a)	475,164	21,373
Station Holdco LLC warrants 6/15/18 (a)(h)(i)	116,342	6
		22,995
Household Durables - 1.7%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	2,362
Lennar Corp. Class A	576,600	15,995
Newell Rubbermaid, Inc.	1,935,853	35,233
		53,590
Leisure Equipment & Products - 0.2%
Callaway Golf Co. (e)	1,339,225	8,209
Media - 4.7%
Belo Corp. Series A	136,200	918
Cablevision Systems Corp. - NY Group Class A	438,976	6,506
Cinemark Holdings, Inc.	2,129,655	48,897
Comcast Corp. Class A	2,754,102	83,532
Gray Television, Inc. (a)(e)(f)	3,167,163	5,701
LodgeNet Entertainment Corp. (a)(e)	11,800	27
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	6,353
		151,934
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
Target Corp.	283,600	$ 16,432
Specialty Retail - 3.7%
Asbury Automotive Group, Inc. (a)	314,878	8,791
Charming Shoppes, Inc. (a)	2,928,609	17,279
GameStop Corp. Class A (e)	2,602,775	59,239
Sally Beauty Holdings, Inc. (a)	1,303,600	34,676
		119,985
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	148,680	10,877
PVH Corp.	338,740	30,080
		40,957
TOTAL CONSUMER DISCRETIONARY		717,193
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	181,391	15,068
Food Products - 1.8%
Darling International, Inc. (a)	2,916,158	47,767
Smithfield Foods, Inc. (a)	457,894	9,597
		57,364
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	7,852
TOTAL CONSUMER STAPLES		80,284
ENERGY - 8.4%
Energy Equipment & Services - 2.7%
Ensco International Ltd. ADR	90,000	4,919
Halliburton Co.	943,707	32,294
Noble Corp.	366,200	13,938
Oil States International, Inc. (a)	103,500	8,237
Parker Drilling Co. (a)	944,929	4,885
Schlumberger Ltd.	90,600	6,717
Transocean Ltd. (United States)	316,300	15,938
		86,928
Oil, Gas & Consumable Fuels - 5.7%
Continental Resources, Inc. (a)	199,413	17,798
Forest Oil Corp. (a)	1,097,891	14,624
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HollyFrontier Corp.	2,585,559	$ 79,687
Peabody Energy Corp.	227,600	7,081
Range Resources Corp.	202,800	13,519
Valero Energy Corp.	1,204,634	29,754
Western Refining, Inc. (e)	1,175,030	22,384
		184,847
TOTAL ENERGY		271,775
FINANCIALS - 7.2%
Capital Markets - 0.5%
Morgan Stanley	973,900	16,829
Commercial Banks - 2.8%
Huntington Bancshares, Inc.	7,094,120	47,460
Regions Financial Corp.	2,739,606	18,465
SunTrust Banks, Inc.	1,016,000	24,668
		90,593
Consumer Finance - 0.8%
American Express Co.	409,653	24,665
Diversified Financial Services - 1.0%
Citigroup, Inc.	707,653	23,381
JPMorgan Chase & Co.	213,400	9,172
		32,553
Insurance - 1.5%
AFLAC, Inc.	530,400	23,889
Assured Guaranty Ltd.	1,042,899	14,788
Lincoln National Corp.	360,400	8,927
		47,604
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	832,331	13,850
Sabra Health Care REIT, Inc.	452,492	7,575
		21,425
TOTAL FINANCIALS		233,669
HEALTH CARE - 7.8%
Health Care Equipment & Supplies - 1.5%
Alere, Inc. (a)	342,292	8,177
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	4,008,200	$ 25,091
Covidien PLC	286,325	15,814
		49,082
Health Care Providers & Services - 4.1%
Community Health Systems, Inc. (a)	655,424	15,953
DaVita, Inc. (a)	303,353	26,871
HCA Holdings, Inc.	998,521	26,880
Kindred Healthcare, Inc. (a)	89,913	867
Sun Healthcare Group, Inc. (a)	452,492	3,272
Tenet Healthcare Corp. (a)	8,961,624	46,511
Universal Health Services, Inc. Class B	317,795	13,573
		133,927
Pharmaceuticals - 2.2%
Hospira, Inc. (a)	297,042	10,432
Johnson & Johnson	127,900	8,325
Merck & Co., Inc.	1,321,200	51,844
		70,601
TOTAL HEALTH CARE		253,610
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.1%
American Science & Engineering, Inc.	69,305	4,526
Teledyne Technologies, Inc. (a)	280,200	18,107
Textron, Inc.	497,300	13,248
		35,881
Airlines - 2.2%
Delta Air Lines, Inc. (a)	4,355,662	47,738
Southwest Airlines Co.	478,033	3,958
United Continental Holdings, Inc. (a)	309,700	6,789
US Airways Group, Inc. (a)(e)	1,327,800	13,623
		72,108
Building Products - 1.1%
Armstrong World Industries, Inc.	580,581	25,569
Owens Corning (a)	246,439	8,465
Owens Corning warrants 10/31/13 (a)	193,400	489
		34,523
Commercial Services & Supplies - 1.4%
Cenveo, Inc. (a)(e)	1,843,318	5,272
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Deluxe Corp.	1,491,927	$ 35,523
R.R. Donnelley & Sons Co. (e)	363,600	4,549
		45,344
Electrical Equipment - 1.6%
Belden, Inc.	734,542	25,547
Emerson Electric Co.	136,500	7,172
General Cable Corp. (a)	365,868	10,771
Polypore International, Inc. (a)(e)	182,200	6,805
		50,295
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	90,090	4,960
General Electric Co.	896,117	17,546
Tyco International Ltd.	267,791	15,031
		37,537
Machinery - 1.8%
Edgen Group, Inc. Class A	402,900	3,626
Fiat Industrial SpA	1,365,577	15,492
Ingersoll-Rand PLC	698,377	29,695
Timken Co.	187,566	10,599
		59,412
Marine - 0.2%
Navios Maritime Holdings, Inc.	1,788,039	6,830
Road & Rail - 0.5%
Avis Budget Group, Inc. (a)	590,870	7,776
Hertz Global Holdings, Inc. (a)	583,000	8,984
		16,760
TOTAL INDUSTRIALS		358,690
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,982,651	39,950
JDS Uniphase Corp. (a)	136,700	1,661
		41,611
Computers & Peripherals - 4.9%
Apple, Inc. (a)	217,987	127,357
EMC Corp. (a)	1,160,700	32,743
		160,100
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.2%
Avnet, Inc. (a)	489,587	$ 17,664
Corning, Inc.	605,400	8,687
DDi Corp.	23,328	303
SMTC Corp. (a)(e)	343,580	1,337
Viasystems Group, Inc. (a)	441,914	9,850
		37,841
Internet Software & Services - 0.3%
VeriSign, Inc.	194,300	7,988
IT Services - 0.3%
CACI International, Inc. Class A (a)	152,000	9,292
Office Electronics - 0.3%
Xerox Corp.	1,439,358	11,198
Semiconductors & Semiconductor Equipment - 3.8%
Fairchild Semiconductor International, Inc. (a)	1,061,926	15,047
Freescale Semiconductor Holdings I Ltd.	480,700	5,965
Intel Corp.	376,819	10,702
Intersil Corp. Class A	1,177,013	12,088
Micron Technology, Inc. (a)	1,890,455	12,458
NXP Semiconductors NV (a)	224,800	5,811
ON Semiconductor Corp. (a)	7,344,749	60,668
		122,739
Software - 1.0%
Autodesk, Inc. (a)	236,100	9,295
Citrix Systems, Inc. (a)	190,801	16,334
Microsoft Corp.	91,200	2,920
Nuance Communications, Inc. (a)	180,700	4,416
		32,965
TOTAL INFORMATION TECHNOLOGY		423,734
MATERIALS - 13.7%
Chemicals - 11.2%
Dow Chemical Co.	695,412	23,561
H.B. Fuller Co.	380,376	12,514
LyondellBasell Industries NV Class A	6,049,821	252,765
OMNOVA Solutions, Inc. (a)(f)	2,609,132	20,456
Phosphate Holdings, Inc. (a)	192,500	924
Solutia, Inc.	554,000	15,700
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
TPC Group, Inc. (a)	93,624	$ 3,930
W.R. Grace & Co. (a)	559,341	33,342
		363,192
Containers & Packaging - 1.7%
Rock-Tenn Co. Class A	614,392	38,295
Sealed Air Corp.	908,851	17,432
		55,727
Metals & Mining - 0.6%
AngloGold Ashanti Ltd. sponsored ADR	437,500	15,041
Ormet Corp. (a)	500,000	2,525
Ormet Corp. (a)(i)	150,000	758
		18,324
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	231,700	6,617
TOTAL MATERIALS		443,860
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc.	621,786	23,976
Level 3 Communications, Inc. (a)	184,741	4,260
		28,236
UTILITIES - 5.3%
Independent Power Producers & Energy Traders - 5.3%
Calpine Corp. (a)	2,062,300	38,668
The AES Corp. (a)	10,548,678	132,069
		170,737
TOTAL COMMON STOCKS (Cost $2,632,670)		2,981,788
Nonconvertible Preferred Stocks - 0.5%

CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Series A 12.75%	1,007,783	5,724
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	360,987	$ 8,646
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,062)		14,370
Nonconvertible Bonds - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	17
7.125% 7/15/13 (d)	6,805	46
7.2% 1/15/11 (d)	18,790	126
8.25% 7/15/23 (d)	20,460	137
8.375% 7/15/33 (d)	41,210	276
8.8% 3/1/21 (d)	8,800	59
		661
Household Durables - 0.0%
K. Hovnanian Enterprises, Inc. 8.625% 1/15/17	910	555
Multiline Retail - 0.6%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	22,255	18,249
TOTAL CONSUMER DISCRETIONARY		19,465
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	4,570	4,547
TOTAL NONCONVERTIBLE BONDS (Cost $21,823)		24,012
Floating Rate Loans - 0.3%

INDUSTRIALS - 0.2%
Airlines - 0.2%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (g)	8,883	8,494
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7413% 10/10/17 (g)	$ 4,289	$ 2,380
TOTAL FLOATING RATE LOANS (Cost $11,618)		10,874
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	203,394,766	203,395
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	50,476,092	50,476
TOTAL MONEY MARKET FUNDS (Cost $253,871)		253,871
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,942,044)		3,284,915
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(46,274)
NET ASSETS - 100%		$ 3,238,641
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $764,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 4,743
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 125
Fidelity Securities Lending Cash Central Fund	1,237
Total	$ 1,362
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 7,696	$ -	$ -	$ -	$ 5,701
OMNOVA Solutions, Inc.	15,521	1,650	-	-	20,456
Service Corp. International	134,599	1,717	17,359	1,885	132,815
Total	$ 157,816	$ 3,367	$ 17,359	$ 1,885	$ 158,972
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 717,193	$ 717,187	$ -	$ 6
Consumer Staples	86,008	80,284	-	5,724
Energy	271,775	271,775	-	-
Financials	242,315	242,315	-	-
Health Care	253,610	253,610	-	-
Industrials	358,690	358,690	-	-
Information Technology	423,734	423,734	-	-
Materials	443,860	443,860	-	-
Telecommunication Services	28,236	28,236	-	-
Utilities	170,737	170,737	-	-
Corporate Bonds	24,012	-	23,351	661
Floating Rate Loans	10,874	-	10,874	-
Money Market Funds	253,871	253,871	-	-
Total Investments in Securities:	$ 3,284,915	$ 3,244,299	$ 34,225	$ 6,391
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,861
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(127)
Cost of Purchases	-
Proceeds of Sales	(1,024)
Amortization/Accretion	681
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,391
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (127)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $2,941,394,000. Net unrealized appreciation aggregated $343,521,000, of which $626,403,000 related to appreciated investment securities and $282,882,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2012